UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10389

Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	40,000	$1,602,577
		$1,602,577
Automobiles — 1.8%
Honda Motor Co., Ltd.	106,000	$3,278,532
Toyota Motor Corp.	60,000	3,249,075
		$6,527,607
Beverages — 3.1%
Coca-Cola Icecek Uretim AS	100,000	$985,340
Diageo PLC	150,000	3,027,087
Fomento Economico Mexicano SA de C.V. ADR	142,000	5,136,140
Heineken Holding NV	45,000	2,286,220
		$11,434,787
Capital Markets — 1.8%
Invesco, Ltd.	115,000	$3,130,300
UBS AG	84,000	3,477,457
		$6,607,757
Chemicals — 2.0%
Agrium, Inc.	75,000	$4,831,500
BASF AG	20,000	2,594,131
		$7,425,631
Commercial Banks — 10.0%
Anglo Irish Bank Corp. PLC	77,400	$1,090,000
Australia and New Zealand Banking Group, Ltd.	138,500	3,270,071
Banco Bilbao Vizcaya Argentaria SA	116,700	2,444,798
Banco Santander Central Hispano SA	300,000	5,254,649
Barclays PLC	306,800	2,895,286
BNP Paribas SA	26,500	2,617,863
Commerzbank AG	85,000	2,571,374
Danske Bank A/S	52,700	1,885,631
DBS Group Holdings, Ltd.	400,000	4,989,057
Grupo Financiero Banorte SA de C.V.	500,000	2,063,723
Intesa Sanpaolo	230,000	1,630,150
Kookmin Bank	51,000	3,354,575
UniCredit SpA	350,000	2,583,254
		$36,650,431
Communications Equipment — 1.2%
Nokia Oyj	120,000	$4,400,556
		$4,400,556
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	3,900,000	$2,700,169
		$2,700,169
Construction & Engineering — 1.2%
Italian-Thai Development PCL, NVDR (1)	7,700,000	$1,909,803
Vinci SA	38,000	2,587,254
		$4,497,057
Construction Materials — 0.8%
Lafarge Malayan Cement Berhad	1,800,000	$2,924,833
		$2,924,833
Diversified Financial Services — 1.2%
ING Groep NV	130,439	$4,232,519
		$4,232,519

Diversified Telecommunication Services — 8.2%
BT Group PLC	1,130,000	$5,869,743
France Telecom SA ADR	210,000	7,425,600
Koninklijke KPN NV	400,000	7,229,852
Telefonica SA	230,000	6,696,135
TeliaSonera AB	300,000	2,650,798
		$29,872,128
Electric Utilities — 4.5%
E.ON AG	19,340	$3,546,981
E.ON AG ADR	51,350	3,196,537
Enel SpA	460,000	5,088,283
Scottish and Southern Energy PLC	145,000	4,417,103
		$16,248,904
Electrical Equipment — 1.8%
ABB, Ltd. ADR	255,000	$6,375,000
		$6,375,000
Electronic Equipment & Instruments — 0.8%
Ibiden Co., Ltd.	46,000	$2,920,964
		$2,920,964
Energy Equipment & Services — 3.1%
Acergy SA	300,000	$5,499,171
Compagnie Generale de Geophysique-Veritas (1)	10,000	2,329,630
Fred Olsen Energy ASA	70,000	3,465,023
		$11,293,824
Food & Staples Retailing — 0.7%
Controladora Comercial Mexicana SA de C.V., Unit	1,000,000	$2,494,397
		$2,494,397
Food Products — 2.2%
Nestle SA	18,000	$8,030,277
		$8,030,277
Gas Utilities — 0.3%
Samchully Co., Ltd.	5,500	$1,175,505
		$1,175,505
Health Care Providers & Services — 0.4%
Bumrungrad Hospital Public Co., Ltd.	1,400,000	$1,558,383
		$1,558,383
Industrial Conglomerates — 2.5%
Keppel Corp., Ltd.	890,000	$7,240,408
SM Investments Corp.	228,000	1,730,569
		$8,970,977
Insurance — 2.9%
Aviva PLC	156,700	$1,965,330
AXA SA	145,900	4,990,721
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,757,475
		$10,713,526
Machinery — 2.9%
Atlas Copco AB, Class B	286,000	$3,762,062
Komatsu, Ltd.	250,000	6,095,960
SKF AB ADR	50,000	862,500
		$10,720,522
Marine — 0.6%
Cosco Corp. Singapore, Ltd.	700,000	$2,256,973
		$2,256,973
Metals & Mining — 9.4%
Anglo American PLC ADR	127,400	$3,525,158
BHP Billiton, Ltd.	130,000	4,340,380
Companhia Vale do Rio Doce ADR	217,500	5,661,525
JSC MMC Norilsk Nickel ADR	16,000	3,880,000
Rio Tinto, Ltd.	112,500	12,637,352
Silver Wheaton Corp. (1)	280,000	4,309,200
		$34,353,615

Multi-Utilities — 2.9%
National Grid PLC	230,000	$3,554,396
RWE AG	58,000	7,090,641
		$10,645,037
Office Electronics — 1.3%
Canon, Inc.	111,250	$4,717,114
		$4,717,114
Oil, Gas & Consumable Fuels — 8.2%
Addax Petroleum Corp.	50,000	$2,005,059
ENI SpA	75,000	2,414,987
Nexen, Inc.	120,000	3,422,400
Petroleo Brasileiro SA ADR	90,000	8,397,900
Sibir Energy PLC	170,000	1,713,329
StatoilHydro ASA	116,220	3,042,858
Total SA	126,000	9,132,456
		$30,128,989
Pharmaceuticals — 2.4%
Novartis AG	50,000	$2,524,290
Roche Holding AG	33,500	6,061,324
		$8,585,614
Real Estate Management & Development — 1.4%
Sun Hung Kai Properties, Ltd.	255,000	$5,060,861
		$5,060,861
Road & Rail — 0.5%
MTR Corp.	500,000	$1,931,704
		$1,931,704
Software — 5.0%
Nintendo Co., Ltd.	29,000	$14,667,570
UbiSoft Entertainment SA (1)	40,000	3,620,593
		$18,288,163
Tobacco — 1.3%
British American Tobacco PLC	135,000	$4,834,719
		$4,834,719
Trading Companies & Distributors — 3.4%
Mitsubishi Corp.	310,000	$8,216,296
Mitsui & Co., Ltd.	200,000	4,075,134
		$12,291,430
Water Utilities — 0.5%
Manila Water Co., Inc.	4,387,000	$1,984,408
		$1,984,408
Wireless Telecommunication Services — 6.8%
Bouygues SA	35,000	$2,687,404
China Mobile, Ltd. ADR	65,000	4,914,000
Philippine Long Distance Telephone Co. ADR	75,300	5,666,325
Turkcell Iletisim Hizmetleri AS ADR	365,000	8,296,450
Vodafone Group PLC ADR	95,000	3,306,000
		$24,870,179
Total Common Stocks (identified cost $258,335,159)		$359,327,137

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (2)	$9,039	9,038,536
Total Short-Term Investments (identified cost $9,038,536)		$9,038,536

Total Investments — 100.7% (identified cost $267,373,695)	$368,365,673
Other Assets, Less Liabilities — (0.7)%	$(2,690,412)
Net Assets — 100.0%	$365,675,261

ADR	—	American Depository Receipt
NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $84,434.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	13.4%	$48,823,221
France	9.7	35,391,521
United Kingdom	9.6	35,108,153
Switzerland	7.2	26,468,348
Germany	6.2	22,757,139
Australia	5.5	20,247,803
Canada	4.0	14,568,159
Singapore	4.0	14,486,438
Spain	3.9	14,395,582
Brazil	3.8	14,059,425
Netherlands	3.8	13,748,591
Norway	3.3	12,007,053
Italy	3.2	11,716,672
Mexico	2.7	9,694,260
Philippines	2.6	9,381,302
Turkey	2.5	9,281,790
United States	2.5	9,038,536
China	2.0	7,614,169
Sweden	2.0	7,275,360
Hong Kong	1.9	6,992,565
Republic of Korea	1.2	4,530,081
Finland	1.2	4,400,556
Russia	1.1	3,880,000
Thailand	0.9	3,468,185
Bermuda	0.9	3,130,300
Malaysia	0.8	2,924,833
Denmark	0.5	1,885,631
Ireland	0.3	1,090,000
Total Investments	100.7%	$368,365,673

The Portfolio did not have any open financial instruments at January 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$268,303,449
Gross unrealized appreciation	$106,899,003
Gross unrealized depreciation	(6,836,779)
Net unrealized appreciation	$100,062,224

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 15, 2008